Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Three months ended March 31,
	2023	2022
	$	$
License fees	760	432
Development services	1,339	966
Product sales	-	57
Royalties	18	19
Supply chain	11	43
	2,128	1,517

Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	March 31, 2023
	Current	Non-current	Total
	$	$	$
Novo Amendment	2,005	-	2,005
Pharmanovia License Agreement	10	1,648	1,658
NK License Agreement	2	129	131
	2,017	1,777	3,794

	December 31, 2022
	Current	Non-current	Total
	$	$	$
Novo Amendment	2,914	-	2,914
Consilient Health	35	1,556	1,591
NK License Agreement	-	128	128
	2,949	1,684	4,633